Securities, Available-for-sale Securities with Unrealized Losses in Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 103,010	$ 14,517
12 Months or More - Fair Value	0	0
Fair Value	103,010	14,517
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(689)	(4)
12 Months or More - Unrealized Loss	0	0
Unrealized Loss	(689)	(4)
U.S. Government Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	20,143
12 Months or More - Fair Value	0
Fair Value	20,143
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(39)
12 Months or More - Unrealized Loss	0
Unrealized Loss	(39)
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	18,307
12 Months or More - Fair Value	0
Fair Value	18,307
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(173)
12 Months or More - Unrealized Loss	0
Unrealized Loss	(173)
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	64,560	14,517
12 Months or More - Fair Value	0	0
Fair Value	64,560	14,517
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(477)	(4)
12 Months or More - Unrealized Loss	0	0
Unrealized Loss	$ (477)	$ (4)